Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

December 31, 2020

F50-QTLY-0221
1.843411.114

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 3/11/21 (a)
(Cost $2,629,622)	2,630,000	2,629,638
	Shares	Value

Domestic Equity Funds - 51.4%
Fidelity Series All-Sector Equity Fund (b)	27,293,523	$313,329,645
Fidelity Series Blue Chip Growth Fund (b)	29,033,277	486,888,055
Fidelity Series Commodity Strategy Fund (b)	86,289,381	396,068,257
Fidelity Series Growth Company Fund (b)	54,527,770	1,241,597,330
Fidelity Series Intrinsic Opportunities Fund (b)	69,607,553	1,284,259,353
Fidelity Series Large Cap Stock Fund (b)	67,784,058	1,115,047,752
Fidelity Series Large Cap Value Index Fund (b)	30,983,378	409,290,422
Fidelity Series Opportunistic Insights Fund (b)	31,565,873	639,208,938
Fidelity Series Small Cap Discovery Fund (b)	11,202,090	139,129,959
Fidelity Series Small Cap Opportunities Fund (b)	29,656,861	475,399,484
Fidelity Series Stock Selector Large Cap Value Fund (b)	74,375,338	947,541,803
Fidelity Series Value Discovery Fund (b)	50,655,733	725,896,647
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,231,820,549)		8,173,657,645

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	31,229,923	360,705,609
Fidelity Series Emerging Markets Fund (b)	22,313,829	253,038,826
Fidelity Series Emerging Markets Opportunities Fund (b)	92,236,914	2,302,233,383
Fidelity Series International Growth Fund (b)	62,497,894	1,111,212,551
Fidelity Series International Small Cap Fund (b)	16,722,996	343,323,102
Fidelity Series International Value Fund (b)	109,841,979	1,108,305,567
Fidelity Series Overseas Fund (b)	86,949,146	1,078,169,412
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,032,297,957)		6,556,988,450

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	8,579,964	81,852,854
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,709,103	29,312,497
Fidelity Series Floating Rate High Income Fund (b)	1,725,734	15,686,919
Fidelity Series High Income Fund (b)	10,304,537	97,480,916
Fidelity Series Inflation-Protected Bond Index Fund (b)	28,682,569	307,763,965
Fidelity Series International Credit Fund (b)	578,760	5,920,710
Fidelity Series Investment Grade Bond Fund (b)	610,009	7,271,304
Fidelity Series Long-Term Treasury Bond Index Fund (b)	38,265,864	350,897,977
Fidelity Series Real Estate Income Fund (b)	5,555,386	58,331,549
TOTAL BOND FUNDS
(Cost $937,383,919)		954,518,691

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.11% (c)	26,561,330	26,566,642
Fidelity Series Government Money Market Fund 0.13% (b)(d)	152,138,587	152,138,587
Fidelity Series Short-Term Credit Fund (b)	2,332,416	23,883,937
TOTAL SHORT-TERM FUNDS
(Cost $201,900,672)		202,589,166
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,406,032,719)		15,890,383,590
NET OTHER ASSETS (LIABILITIES) - 0.0%		(285,444)
NET ASSETS - 100%		$15,890,098,146

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	134	March 2021	$25,116,960	$(5,955)	$(5,955)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	311	March 2021	33,133,940	21,166	21,166
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	348	March 2021	22,414,680	(640,219)	(640,219)

TOTAL SOLD					(619,053)

TOTAL FUTURES CONTRACTS					$(625,008)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,889,740.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,957
Total	$26,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$212,103,452	$30,524,631	$26,241,815	$20,863,835	$(960,899)	$97,904,276	$313,329,645
Fidelity Series Blue Chip Growth Fund	387,768,085	181,585,323	212,071,005	166,717,834	41,847,501	87,758,151	486,888,055
Fidelity Series Canada Fund	211,216,958	76,696,604	23,773,093	7,525,265	(1,049,249)	97,614,389	360,705,609
Fidelity Series Commodity Strategy Fund	361,223,795	51,690,904	94,444,356	1,644,419	(27,957,184)	105,555,098	396,068,257
Fidelity Series Emerging Markets Debt Fund	67,912,785	6,147,091	4,715,512	2,954,038	(21,511)	12,530,001	81,852,854
Fidelity Series Emerging Markets Debt Local Currency Fund	--	27,565,183	122,929	168,703	506	1,869,737	29,312,497
Fidelity Series Emerging Markets Fund	126,658,976	51,140,969	15,400,819	3,451,664	154,759	90,484,941	253,038,826
Fidelity Series Emerging Markets Opportunities Fund	1,189,836,247	412,445,173	118,352,739	66,625,667	4,388,362	813,916,340	2,302,233,383
Fidelity Series Floating Rate High Income Fund	13,761,959	1,267,988	1,140,851	512,556	(18,150)	1,815,973	15,686,919
Fidelity Series Government Money Market Fund 0.13%	323,644,870	120,735,091	292,241,374	318,796	--	--	152,138,587
Fidelity Series Growth Company Fund	798,291,591	339,834,621	258,589,875	305,107,716	80,214,750	281,846,243	1,241,597,330
Fidelity Series High Income Fund	83,078,313	7,740,410	5,704,290	3,967,750	(19,698)	12,386,181	97,480,916
Fidelity Series Inflation-Protected Bond Index Fund	230,909,234	99,087,852	37,449,417	3,958,458	77,810	15,138,486	307,763,965
Fidelity Series International Credit Fund	5,183,439	371,331	--	371,331	--	334,149	5,920,710
Fidelity Series International Growth Fund	905,643,982	239,617,473	225,812,271	153,887,401	33,664,377	158,098,990	1,111,212,551
Fidelity Series International Small Cap Fund	216,595,635	27,419,586	17,732,085	2,742,877	523,073	116,516,893	343,323,102
Fidelity Series International Value Fund	810,228,607	101,252,834	133,081,202	30,418,070	(12,521,455)	342,426,783	1,108,305,567
Fidelity Series Intrinsic Opportunities Fund	886,446,859	95,946,852	96,918,073	52,502,430	919,046	397,864,669	1,284,259,353
Fidelity Series Investment Grade Bond Fund	--	7,269,782	29,022	14,274	1	30,543	7,271,304
Fidelity Series Large Cap Stock Fund	786,415,802	132,927,158	101,901,967	57,391,077	1,911,234	295,695,525	1,115,047,752
Fidelity Series Large Cap Value Index Fund	215,875,500	117,972,412	16,873,611	8,078,322	(724,088)	93,040,209	409,290,422
Fidelity Series Long-Term Treasury Bond Index Fund	263,615,483	165,310,197	30,702,437	36,159,757	2,787,238	(50,112,504)	350,897,977
Fidelity Series Opportunistic Insights Fund	439,233,571	135,711,710	78,879,594	75,359,572	11,662,904	131,480,347	639,208,938
Fidelity Series Overseas Fund	750,810,782	92,591,484	96,205,824	11,903,907	(2,569,227)	333,542,197	1,078,169,412
Fidelity Series Real Estate Income Fund	44,989,175	5,774,378	3,574,665	3,401,765	(201,866)	11,344,527	58,331,549
Fidelity Series Short-Term Credit Fund	22,423,945	651,834	16,082	438,221	(247)	824,487	23,883,937
Fidelity Series Small Cap Discovery Fund	88,053,848	9,051,818	15,644,382	3,758,589	(138,508)	57,807,183	139,129,959
Fidelity Series Small Cap Opportunities Fund	306,736,837	24,781,417	33,576,140	9,563,879	891,119	176,566,251	475,399,484
Fidelity Series Stock Selector Large Cap Value Fund	576,799,170	158,592,840	46,175,975	19,768,734	(748,385)	259,074,153	947,541,803
Fidelity Series Value Discovery Fund	429,258,511	128,795,033	32,971,832	14,723,341	(473,399)	201,288,334	725,896,647
	$10,754,717,411	$2,850,499,979	$2,020,343,237	$1,064,300,248	$131,638,814	$4,144,642,552	$15,861,187,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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